Segment Information (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
14. Segment Information
The Company has one segment: manufacturing and servicing of Voyager Tracker. The Company’s Chief Executive Officer (the chief operating decision maker) views and evaluates operations, manages resource allocations, and measures performance based on the results of the Company’s reportable operating segment under its management reporting system. The application of this structure permits us to align our strategic business initiatives and corporate goals in a manner that best focuses our businesses and support operations for success.
The following table summarizes the Company’s total revenue by geographic area based on the billing address of the customers (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
United States	$59,591	$52,984	$143,034	$168,540
Other	49	5	139	264
Total net revenue	$59,640	$52,989	$143,173	$168,804

16. Segment Information
The Company has one segment: manufacturing and servicing of Voyager Tracker. The Company’s Chief Executive Officer (the chief operating decision maker) views and evaluates operations, manages resource allocations, and measures performance based on the results of the Company’s reportable operating segment under its management reporting system. The application of this structure permits us to align our strategic business initiatives and corporate goals in a manner that best focuses our businesses and support operations for success. The following table summarizes the Company’s total revenue by geographic area based on the billing address of the customers (in thousands):
	Years Ended December 31,
	2019	2020
United States	$45,264	$187,093
Vietnam	7,149	38
Other	711	221
Total net revenue	$53,124	$187,352
Other than the United States, no other individual country exceeded 10% or more of total revenue during the year ended December 31, 2020. Other than the United States and Vietnam, no other individual country exceeded 10% or more of total revenue during the year ended December 31, 2019.